Securities - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2022	Jan. 31, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021
Disclosure of financial assets [line items]
Fair value of equity securities designated at FVOCI that were disposed	$ 26	$ 38	$ 0	$ 64	$ 7
Net realized cumulative after-tax gains reclassifed from AOCI to retained earnings	15	22	1	37	4
Dividend income recognized on equity securities	4	3	1	7	2
Dividend income recognized on equity securities designated at FVOCI that were disposed	$ 0	$ 0	$ 0	$ 0	$ 0